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December 19, 2017	Robert Schmidt T +1 617 951 7831 F +1 617 235 9425 Robert.Schmidt@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge All Asset Variance Risk Premium Fund (File Nos. 333-216308 and 811-23018)

Ladies and Gentlemen:

On behalf of Stone Ridge All Asset Risk Variance Premium Fund (the “Fund”), a Delaware statutory trust, we are filing today, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Securities Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2. Pursuant to Rule 429 under the Securities Act, the prospectus included in this post-effective amendment relates to both Registration Statement File No. 333-216308, dated March 1, 2017 and Registration Statement File No. 333-201265, dated March 23, 2015, each as amended.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7831.

Very truly yours,

/s/ Robert Schmidt

Robert Schmidt

cc: Gregory C. Davis

      Elizabeth J. Reza

Enclosures